Significant Accounting Policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
People's Republic of China
Employee benefits
Employee benefit expense	¥ 68,088	¥ 54,732	¥ 62,628
Philippines
Employee benefits
Employee benefit expense	3,281	3,107	¥ 3,351
Defined benefit plan liability	¥ 1,595	¥ 853